PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
DESCRIPTION OF PLAN
PLAN TERMINATION

NOTE G – PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the plan to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants will become 100% vested in their accounts.